Summary of Significant Accounting Policies - Subsidiaries In Consolidation (Tables) (Details)	12 Months Ended
Dec. 31, 2013
Corporacion Navios S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Energias Renovables del Sur S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Port-Terminal Rights Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	3/19-12/31
Nauticler S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Compania Naviera Horamar S.A.
Entity Information
Country of incorporation	Argentina
Nature	Vessel-Operating Management/Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Compania de Tranporte Fluvial International S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Sub-Holding Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Ponte Rio S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Thalassa Energy S.A.
Entity Information
Country of incorporation	Argentina
Nature	Barge-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-11/19
2012	1/1-12/31
2011	1/1-12/31
HS Tankers Inc.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
HS Navigation Inc.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
HS Shipping Ltd. Inc.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
HS South Inc.
Entity Information
Country of incorporation	Panama
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Petrovia Internacional S.A.
Entity Information
Country of incorporation	Uruguay
Nature	Land-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Mercopar S.A.
Entity Information
Country of incorporation	Paraguay
Nature	Operating/Barge-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Navegacion Guarani S.A.
Entity Information
Country of incorporation	Paraguay
Nature	Operating/Barge and Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-6/12
2012	1/1-12/31
2011	1/1-12/31
Hidrovia OSR S.A.
Entity Information
Country of incorporation	Paraguay
Nature	Tanker-Owning Company/Oil Spill Response & Salvage Services
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-7/10
2012	1/1-12/31
2011	1/1-12/31
Mercofluvial S.A.
Entity Information
Country of incorporation	Paraguay
Nature	Operating/Barge and Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-7/10
2012	1/1-12/31
2011	1/1-12/31
Petrolera San Antonio S.A.
Entity Information
Country of incorporation	Paraguay
Nature	POA Facility-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Stability Oceanways S.A.
Entity Information
Country of incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Hidronave South American Logistics S.A.
Entity Information
Country of incorporation	Brazil
Nature	Pushboat-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Horamar do Brazil
Entity Information
Country of incorporation	Brazil
Nature	Non-Operating Company
Percentage of Ownership	100.00%
Statement of operations
2013	5/8-12/31
Navarra Shipping Corporation
Entity Information
Country of incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Pelayo Shipping Corporation
Entity Information
Country of incorporation	Marshall Is.
Nature	Tanker-Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/1-12/31
Navios Logistics Finance (US) Inc.
Entity Information
Country of incorporation	Delaware
Nature	Operating Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	1/16-12/31
Varena Maritime Services S.A.
Entity Information
Country of incorporation	Panama
Nature	Barge and Pushboat-Owning Operating Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-12/31
2012	1/1-12/31
2011	4/14-12/31
Merco Parana S.A.
Entity Information
Country of incorporation	Argentina
Nature	Barge Owning Company
Percentage of Ownership	100.00%
Statement of operations
2013	1/1-11/19
2012	7/1-12/31